Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

15.Income taxes

The income taxes shown in the consolidated statements of comprehensive loss differ from the amounts obtained by applying statutory rates to the loss before income taxes due to the following:

	2022	2021	2020
	$	$	$
Net loss for the year	(9,485,000)	(1,652,000)	(1,285,000)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(2,561,000)	(446,000)	(347,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	172,000	135,000	79,000
Temporary differences	(361,000)	(516,000)	6,000
(Over) under provided in prior years	(722,000)	—	(278,000)
Change in tax assets not recognized	3,472,000	827,000	540,000
Income tax recovery	—	—	—

15.Income taxes (continued)

The significant components of the Company’s deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
	$	$
Share issuance costs	700,000	529,000
Cumulative eligible capital	112,000	105,000
Operating losses carried forward	4,975,000	1,652,000
Total deferred tax assets	5,787,000	2,286,000
Deferred tax assets not recognized	(5,787,000)	(2,286,000)
	—	—

The realization of income tax benefits related to these deferred potential tax deductions is not probable. Accordingly, no deferred income tax assets have been recognized for accounting purposes. The Company has Canadian non-capital losses carried forward of approximately $18,427,000 that may be available for tax purposes. The losses expire as follows:

Expiry date	$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	9,634,000
Total	18,427,000